                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2008

M A R K E T V E C T O R S Intermediate Municipal Index ETF Long Municipal Index ETF Short Municipal Index ETF

The information in this report is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings and the Funds’ performance are as of October 31, 2008, and are subject to change.

Market Vectors ETF Trust

Dear Shareholder:

We are pleased to present this semi-annual report for the Municipal Bond Funds of the Market Vectors ETF Trust for the six months ended October 31, 2008.

The semi-annual period was a challenging and volatile one for the municipal bond market as monoline insurers continued to suffer downgrades and both buy-side and sell-side institutions retreated from providing liquidity as their capital was diverted to other purposes. The market’s overall liquidity was severely tested. However, while the rest of the financial markets remained rather shell-shocked by the larger economic crisis, the municipal bond market ended the reporting period with a strong rally. There are several points worth noting.

  Municipal bonds as an asset class significantly outperformed equities for the six-month period ended October 31, 2008.

  At the end of October, municipal bonds were trading at prices that delivered yields well in excess of comparable maturity Treasury bonds—an uncommon opportunity. Indeed, even after the late October rally, 30-year high-grade municipal bonds were yielding more than 120% of comparable Treasury bonds—versus a historical average of 91%.1

  Municipal bonds did not experience a credit crisis during the semi-annual period. Vallejo, CA and Jefferson County, AL made headlines with Chapter 9 filings, but they were the exceptions, not the rule. There may be some downgrades ahead as state and local tax receipts decline, but municipal bonds have historically had low default rates of approximately 1/2 of 1% and those long-term averages encompass other periods of economic weakness.2

  The market share of AAA-rated insured bonds slid from just over half of all tax-free securities in August 2007 to approximately 10% by the end of October 2008,3 reflecting the dramatically declining use of insurance within the municipal bond market and the increased focus on fundamentals.

  Municipal bonds are the rare asset class that would benefit from expected tax increases in the new U.S. government administration.

Perhaps the best observation to be made about the semi-annual period is that municipal bond ETFs not only came through the trials of the past six months with resiliency, but also ended the period as a favorable investment alternative for a wide range of investors. Unlike municipal bond mutual funds, the Funds maintained transparency and high levels of liquidity during the semi-annual period—qualities that are hard to come by in trying times such as these. Moreover, the Funds offer a choice of short, intermediate and long national muni portfolios, and provide income that is generally exempt from federal, state and local, and alternative minimum taxes. In addition, they offer diversification, intraday access and competitive yields. All these core benefits remain operative for long-term investors, whatever the current market conditions.

On the following pages, you will find the performance record of each of the three Municipal Bond Funds of the Markets Vectors ETF Trust for the six-month period ended October 31, 2008. You will, of course, also find their financial statements and portfolio information.

One final note: Effective October 24, 2008, we shortened the names of the Market Vectors Municipal Bond ETFs to Market Vectors-Long Municipal Index ETF, Market Vectors-Intermediate Municipal Index ETF and Market Vectors-Short Municipal Index ETF. Effective that same date, share splits of five-for-one in the Intermediate and Long Municipal Index ETFs and three-for-one in the Short Municipal Index ETF took place. The investment objectives and policies of the Funds remain unchanged. The Lehman indexes group continues to provide the indexes underlying the Funds, and Lehman continues to conduct its index services and other business operations under the ownership of Barclays Capital.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888. MKT.VCTR if you have any questions. We look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and Executive Vice President
Market Vectors ETF Trust
Van Eck Global

November 20, 2008

[1]	Sources: Municipal Market Data, Barclays Capital Municipal Strategies and Index Group, Municipal Market Advisers, Bloomberg and Smith Barney.
[2]	Sources: Fitch Ratings as of 1/9/07 and Moody’s Investors Services as of 3/07. Most recent data available.
[3]	Sources: Standish Mellon Asset Management Company LLC and RiverSource Investments.

Market Vectors ETF Trust

Represents the opinions of the investment adviser. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Municipal bonds are subject to risks related to litigation, legislation, political changes, local business or economic conditions, conditions in underlying sectors, bankruptcy or other changes in the financial condition of the issuer, and/or the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal bonds are also subject to credit risk, interest rate risk, call risk, lease obligations and tax risk. The market for municipal bonds may be less liquid than for taxable bonds. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes or the alternative minimum tax. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make them less attractive as investments and cause them to lose value. Capital gains, if any, are subject to capital gains tax. For a more complete description of these and other risks, please refer to each Fund’s prospectus.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Intermediate Municipal Index ETF (ITM)

ITM Performance Record as of 10/31/08 (unaudited)

	Total Return
	Share Price	NAV	Index*
Life (since 12/4/07)	(4.07)%	(3.47)%	(3.00)%

Gross Expense Ratio 0.57% / Net Expense Ratio 0.20%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20% of average net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Lehman Brothers AMT-Free Intermediate Rolling Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

LONG MUNICIPAL INDEX ETF (MLN)

LN Performance Record as of 10/31/08 (unaudited)

	Total Return
	Share Price	NAV	Index*
Life (since 1/2/08)	(14.56)%	(15.03)%	(12.56)%

Gross Expense Ratio 0.54% / Net Expense Ratio 0.24%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Lehman Brothers AMT-Free Long Rolling Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

Short Municipal Index ETF (SMB)

SMB Performance Record as of 10/31/08 (unaudited)

	Total Return
	Share Price	NAV	Index*
Life (since 2/22/08)	(0.02)%	0.17%	0.30%

Gross Expense Ratio 1.17% / Net Expense Ratio 0.16%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.16% of average net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Lehman Brothers AMT-Free Short Rolling Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

Market Vectors ETF TRUST Explanation of Expenses (Unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending	Annualized	During Period*
	Account Value	Account Value	Expense	May 1, 2008-
	May 1, 2008	October 31, 2008	Ratio	October 31, 2008
Intermediate Municipal Index ETF
Actual	$1,000.00	$ 961.10	0.20%	$0.98
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.01
Long Municipal Index ETF
Actual	$1,000.00	$ 870.40	0.24%	$1.13
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Short Municipal Index ETF
Actual	$1,000.00	$1,001.20	0.16%	$0.80
Hypothetical**	$1,000.00	$1,024.41	0.16%	$0.81

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2008), multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

Intermediate Municipal Index ETF Schedule of Investments - October 31, 2008 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 97.6%
Arizona: 1.7%
$ 250,000	Arizona State Transportation
	Board, Series A (RB)
	5.00%, 7/1/20	$253,300
250,000	Phoenix, Arizona, Civic
	Improvement Corp.
	(RB) (MBIA)
	5.00%, 7/1/22	247,787
		501,087
California: 15.2%
1,000,000	Bay Area Infrastructure (RB) (XLCA)
	5.00%, 8/1/17	1,007,050
500,000	Bay Area Infrastructure Financing Authority
	(RB) (MBIA)
	5.00%, 8/1/17	505,430
250,000	California State (GO)
	5.00%, 11/1/15	259,550
500,000	California State Public Works Board (RB)
	5.00%, 6/1/20	504,750
1,000,000	California State Public Works Board, Series K (RB)
	5.00%, 11/1/24	929,990
250,000	La Quinta, California Financing Authority,
	Series A (TA) (AMBAC)
	5.25%, 9/1/24	246,025
250,000	Los Angeles Department of Water & Power,
	Series A-1 (RB) (AMBAC)
	5.00%, 7/1/20	249,545
250,000	Los Angeles Unified School District,
	Series B (GO) (FGIC)
	4.75%, 7/1/20	245,163
500,000	Los Angeles Unified School District,
	Series E (GO) (AMBAC)
	5.00%, 7/1/24	484,140
		4,431,643
Colorado: 1.8%
250,000	Arapahoe County School District No. 6,
	Littleton (GO) (FGIC)
	5.25%, 12/1/16	262,587
250,000	Denver City & County, Series A (RB) (FSA)
	5.00%, 9/1/15	264,020
		526,607
Connecticut: 5.2%
250,000	Bridgeport, Connecticut Crossover,
	Series C (GO) (MBIA)
	5.50%, 8/15/19	253,428
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/15	265,925
1,000,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20	1,015,270
		1,534,623
Florida: 5.9%
250,000	Florida State Board of Education,
	Capital Outlay, 2006 Series A (GO)
	5.00%, 6/1/15	262,108
500,000	Florida State Department of
	Environmental Protection, (RB) (MBIA)
	5.00%, 7/1/22	479,705
500,000	Miami-Dade County, Florida School Board,
	Series A (CP) (AMBAC)
	5.00%, 8/1/19	491,005
500,000	Miami-Dade County, Florida School Board,
	Series B (CP) (AGO)
	5.25%, 5/1/21	491,020
		1,723,838
Georgia: 0.9%
250,000	Douglas County School District,
	Georgia (GO) (FSA)
	5.00%, 4/1/23	248,720
Illinois: 2.6%
250,000	Chicago O’Hare International Airport, 3rd Lien,
	Series B (RB) (MBIA)
	5.25%, 1/1/16	254,908
500,000	Chicago O’Hare International Airport,
	Series B (RB) (FSA)
	5.00%, 1/1/20	491,580
		746,488
Indiana: 3.1%
750,000	Indiana Finance Authority, Highway Revenue,
	Series A (RB) (FGIC)
	4.50%, 12/1/23	640,688
250,000	Indiana Transportation Finance Authority,
	Series A (RB) (FGIC)
	5.25%, 6/1/29	271,573
		912,261
Kentucky: 0.9%
250,000	Kentucky State Property & Buildings
	Commission (RB) (MBIA)
	5.00%, 8/1/18	250,173
Louisiana: 0.9%
250,000	State of Louisiana, Series B (GO) (CIFG)
	5.00%, 7/15/17	255,265
Massachusetts: 6.7%
500,000	Massachusetts State, Series C (GO) (FSA)
	5.25%, 8/1/22	511,565
1,000,000	Massachusetts State Health & Education Facility,
	Lahey Clinic, Series C (RB) (FGIC)
	5.00%, 7/15/17	922,530
250,000	Massachusetts State Special Obligation (RB) (FGIC)
	5.25%, 1/1/27	267,660
250,000	Massachusetts State Water Pollution Abatement,
	Series A (RB)
	5.25%, 8/1/15	269,050
		1,970,805

See Notes to Financial Statements

Intermediate Municipal Index ETF Schedule of Investments - October 31, 2008 (unaudited) (continued)

Principal
Amount		Value
Michigan: 4.4%
$ 250,000	Detroit City School District, Series A (GO) (FSA)
	5.00%, 5/1/23	$240,230
250,000	Michigan Municipal Bond Authority (RB)
	5.00%, 10/1/15	266,968
250,000	Michigan State Building Authority,
	Series 1A (RB) (FGIC)
	4.52%, 10/15/18 (A)	140,842
250,000	Michigan State Building Authority,
	Series 1A (RB) (FGIC)
	4.61%, 10/15/19 (A)	130,425
500,000	Michigan State Strategic Fund Limited,
	Series A (RB) (AGO)
	5.25%, 10/15/21	501,520
		1,279,985
Missouri: 1.5%
500,000	Missouri Joint Municipal Electric Utility
	Commission (RB) (MBIA)
	5.00%, 1/1/24	435,690
Nebraska 3.6%
1,000,000	University of Nebraska Facilities Corp.,
	Deferred Maintenance (RB) (AMBAC)
	5.00%, 7/15/17	1,050,730
Nevada: 0.8%
250,000	Clark County School District, Series B (GO)
	5.00%, 6/15/24	242,605
New Jersey: 4.1%
500,000	Casino Development Reinvestment Authority,
	Series A (RB) (MBIA)
	5.25%, 6/1/17	498,615
200,000	New Jersey State Educational Facilities Authority,
	Princeton University, Series D (RB)
	5.25%, 7/1/15	215,682
250000	New Jersey State Educational Facilities Authority,
	Series B (RB) (MBIA)
	5.50%, 12/15/19	260,760
250,000	New Jersey Transportation Trust Fund Authority,
	Series A (RB) (FSA)
	4.25%, 12/15/22	226,117
		1,201,174
New Mexico: 0.9%
250,000	New Mexico Finance Authority,
	Series A (RB) (MBIA)
	5.25%, 6/15/19	257,320
New York: 13.9%
250,000	City of New York, Series C (GO)
	5.00%, 8/1/24	236,105
250,000	City of New York, Series D-1 (GO)
	5.125%, 12/1/22	244,960
1,000,000	City of New York, Sub Series L-1 (GO)
	5.00%, 4/1/23	953,690
400,000	Long Island Power Authority, Series A (RB) (FGIC)
	5.00%, 12/1/23	369,624
500,000	New York City, Series E (GO) (FSA)
	5.50%, 11/1/18	506,185
1,000,000	New York City Transitional Finance,
	Series S-1 (RB) (FGIC)
	5.00%, 7/15/19	991,760
500,000	New York State Dormitory Authority,
	State Personnel, Series A (RB)
	5.00%, 3/15/21	503,315
250,000	New York State Thruway Authority,
	Series B (RB) (AMBAC)
	5.00%, 4/1/18	255,107
		4,060,746
North Carolina: 0.9%
250,000	North Carolina State Highway (GO)
	5.00%, 5/1/14	267,547
Oregon: 2.3%
675,000	Portland, Oregon, Sewer System,
	Series B (RB) (FSA)
	5.00%, 6/15/23	679,063
Pennsylvania: 3.4%
500,000	Allegheny County, Pennsylvania Airport Authority,
	Series B (RB) (FSA)
	5.00%, 1/1/19	492,155
500,000	Pennsylvania State, Second Series (GO)
	5.00%, 1/1/22	504,155
		996,310
Puerto Rico: 4.2%
1,000,000	Puerto Rico Commonwealth, Series A (RB) (AGO)
	5.00%, 7/1/15	1,007,820
250,000	Puerto Rico Municipal Finance Agency,
	Series A (GO) (FSA)
	5.00%, 8/1/22	231,865
		1,239,685
South Carolina: 1.7%
500,000	South Carolina Transportation Infrastructure,
	Series A (RB) (AMBAC)
	5.25%, 10/1/23	490,355
Texas: 6.6%
1,000,000	Dallas, Texas, Waterworks & Sewer System
	(RB) (AMBAC)
	5.00%, 10/1/14	1,059,110
250,000	Leander Independent School District
	(GO) (PSF-GTD)
	4.85%, 8/15/23 (A)	102,145
500,000	North East Independent School District
	(GO) (PSF-GTD)
	5.00%, 2/1/20	506,235
250,000	University of Texas, Series A (RB)
	5.25%, 8/15/18	265,902
		1,933,392
Washington: 3.5%
250,000	King County School District No. 411, Issaquah
	(GO) (FSA) (SBG)
	5.00% 12/1/19	256,298
500,000	Pierce County, Washington School District,
	Series A (GO) (FSA) (SBG)
	5.00%, 12/1/17	522,375
250,000	Port Tacoma, Washington, Series A (RB) (AMBAC)
	5.25%, 12/1/21	255,065
		1,033,738

See Notes to Financial Statements

Intermediate Municipal Index ETF

Principal
Amount		Value
Wisconsin: 0.9%
$ 250,000	State of Wisconsin, Series 2 (MBIA) (GO)
	5.00%, 5/1/14	$264,482
Total Municipal Bonds
(Cost: $30,175,677)		28,534,332
Number
of Shares
MONEY MARKET FUND: 0.1%
(Cost: $46,227)
46,227	Dreyfus Tax Exempt Cash Management
	Fund - Class B Shares	46,227
Total Investments: 97.7%
(Cost: $30,221,904)		28,580,559
Other assets less liabilities: 2.3%		665,234
NET ASSETS: 100.0%		$29,245,793

Summary of	% of
Investments By Sector	Investments	Value
Education	36.1%	$10,319,420
Industrial Revenue	1.7	498,615
Lease	4.5	1,272,215
Leisure Facilities	3.3	929,990
Power Plant	3.7	1,054,859
Public Improvement	21.0	6,003,965
Special Tax	3.5	1,011,385
Transportation	17.2	4,921,905
Water & Sewerage	8.8	2,521,978
Money Market Fund	0.2	46,227
	100.0%	$28,580,559

_________________________________________
(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO — Assured Guaranty Ltd.
AMBAC — American Municipal Bond Assurance Corporation
CIFG — CDC Ixis Financial Guaranty
CP — Certificate Participation
FGIC — Federal Guaranty Insurance Corporation
FSA — Federal Security Assurance
GO — General Obligation
MBIA — Municipal Bond Insurance Association
PSF-GTD — Public School Fund - Guaranteed
RB — Revenue Bond
SBG — School Board Guaranteed
TA — Tax Allocation
XLCA — Syncora Guarantee Inc.

See Notes to Financial Statements

Long Municipal Index ETF Schedule of Investments - October 31, 2008 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 96.8%
Arizona: 1.7%
$ 250,000	Mesa, Arizona Utility System, Second Series
	(RB) (FGIC)
	4.50%, 7/1/28	$214,288
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/1/32	157,520
		371,808
California: 27.6%
1,000,000	Anaheim, California Public Financing Authority,
	Electricity Distribution Facilities (RB) (MBIA)
	4.50%, 10/1/32	763,240
1,000,000	Anaheim, California Public Financing Authority,
	Lease Revenue, Project A-1 (RB) (FGIC)
	5.00%, 9/1/34	848,840
500,000	California Health Facilities Financing
	Authority (RB)
	5.00%, 4/1/37	391,940
250,000	California State (GO)
	4.875%, 12/1/33	213,088
250,000	California State Public Works Board (RB)
	5.00%, 11/1/29	235,587
1,000,000	California Statewide Community Development
	Authority - Childrens Hospital L.A. (RB)
	5.00%, 8/15/47	620,780
500,000	California Statewide Community Development
	Authority - Health Facilities (RB)
	5.00%,3/1/30	386,695
300,000	Chabot-Los Positas, California Community
	College (GO) (AMBAC)
	5.00%, 8/1/29	281,730
250,000	Los Angeles, California University School District,
	Series B (GO) (AMBAC)
	4.50%, 7/1/31	205,565
250,000	Los Angeles, California University School District,
	Series E (GO) (AMBAC)
	5.00%, 7/1/30	231,045
500,000	Oakland, California Unified School District -
	Alameda County 2000 (GO) (MBIA)
	5.00%, 8/1/26	435,475
250,000	Pomona, California Public Financing Authority,
	Series AY (RB) (AMBAC)
	5.00%, 5/1/42	208,708
1,000,000	San Francisco, California City & County Unified
	School District, Series A (GO) (FSA)
	3.00%, 6/15/27	650,500
270,000	San Mateo County, California Transportation,
	Series A (RB) (MBIA)
	4.75%, 6/1/34	224,761
250,000	Santa Clara Valley, California Water Distribution,
	Series A (CP) (MBIA)
	5.00%, 6/1/37	221,887
250,000	Stockton, California Public Financing Authority,
	Series A (RB) (R)
	5.25%, 9/1/31	207,585
		6,127,426
Colorado: 1.0%
250,000	Adams County, Colorado, FHA Insured Mortgage-
	Platte Valley Medical Center (RB) (MBIA)
	5.00%, 2/1/31	227,565
Connecticut: 0.9%
250,000	Connecticut State Health & Educational
	Facility Authority, Quinnipiac University,
	Series I (RB) (MBIA)
	4.375%, 7/1/28	204,330
Florida: 9.8%
1,000,000	Miami-Dade County, Florida Expressway
	Authority (RB) (AMBAC)
	5.00%, 7/1/31	900,590
250,000	Miami-Dade County, Florida Expressway
	Authority (RB) (AMBAC)
	5.00%, 7/1/39	216,938
250,000	Palm Beach County, Florida Public
	Improvement (RB)
	5.00%, 5/1/33	221,885
250,000	University of North Florida Financing Corp.
	(RB) (FGIC)
	5.00%, 11/1/32	223,367
750,000	Volusia County, Florida Educational Facility
	Authority (RB) (R)
	5.00%, 10/15/25	620,055
		2,182,835
Georgia: 1.9%
500,000	Atlanta, Georgia Water & Wastewater System
	(RB) (FSA)
	5.00%, 11/1/43	431,195
Indiana: 1.0%
250,000	Carmel Industrial Redevelopment Authority (RB)
	5.00%, 2/1/29	232,828
Kansas: 1.0%
250,000	Burlington, Kansas Polution Control,
	Project A (RB) (MBIA)
	5.30%, 6/1/31	210,712
Louisiana: 1.0%
250,000	Louisiana Public Facilities Authority,
	19th Judicial District Court (RB) (FGIC)
	5.375%, 6/1/32	225,705
Massachusetts: 2.0%
500,000	Massachusetts State College Building Authority,
	Series A (RB) (AMBAC)
	5.00%, 5/1/41	450,400
Michigan: 1.2%
250,000	Michigan State Building Authority (RB) FGIC)
	5.15%, 10/15/28 (A)	69,198
250,000	Michigan State Hospital Financing Authority,
	Henry Ford Health System A (RB)
	5.25%, 11/15/46	188,692
		257,890
Missouri: 0.9%
250,000	Missouri State Health & Educational Facilities,
	Series A (RB)
	5.00%, 6/1/36	205,760
Nebraska: 1.9%
250,000	Nebraska Public Power District,
	Series C (RB) (FGIC)
	5.00%, 1/1/41	214,220
250,000	Omaha Convention Hotel Corp. (RB) (AMBAC)
	5.00%, 2/1/35	208,403
		422,623
Nevada: 0.9%
250,000	North Las Vegas, Nevada (GO) (MBIA)
	4.50%, 10/1/36	197,125

See Notes to Financial Statements

Long Municipal Index ETF

Principal
Amount		Value
New Jersey: 6.4%
$ 250,000	New Jersey Economic Development Authority -
	Cigarette Tax (RB)
	5.75%, 6/15/29	$197,040
500,000	New Jersey Economic Development Authority -
	School Facilities, Series U (RB) (AMBAC)
	5.00%, 9/1/37	451,205
1,000,000	New Jersey Tobacco Settlement Financing Corp.,
	Series 1A (RB)
	5.00%, 6/1/29	639,700
250,000	New Jersey Tobacco Settlement Financing Corp.,
	Series 1A (RB)
	5.00%, 06/1/41	133,647
		1,421,592
New York: 26.2%
250,000	Hudson Yards, Infrastructure Corp. of New York,
	Series A (RB)
	5.00%, 2/15/47	204,103
1,000,000	Metropolitan Transportation Authority,
	Series B (RB)
	5.00%, 11/15/25	918,430
1,000,000	New York, New York Refunding - Fiscal 2007,
	Series A (GO)
	5.00%, 8/1/31	897,880
1,000,000	New York City Water and Sewer Financing,
	Series C (RB)
	5.00%, 6/15/35	922,810
250,000	New York City Transitional Finance Authority,
	Series E (RB)
	5.00%, 2/1/33	231,972
1,000,000	New York City Individual Development
	Agency - Queens Baseball Stadium (RB) (AMBAC)
	5.00%, 1/1/2039	850,030
250,000	New York City Individual Development
	Agency - Yankee Stadium (RB) (MBIA)
	5.00%, 3/1/36	213,468
250,000	New York City Municipal Water Finance Authority,
	Series DD (RB)
	5.00%, 6/15/39	225,915
1,010,000	New York City Municipal Water Finance Authority,
	Water & Sewer, Series DD (RB)
	5.00%, 6/15/38	914,999
250,000	New York City Refunding, Series G (GO)
	5.00%, 12/1/33	221,338
250,000	New York Convention Center Development
	(RB) (AMBAC)
	5.00%, 11/15/35	220,677
		5,821,622
Ohio: 1.6%
500,000	Buckeye, Ohio Tobacco Settlement Financing
	Authority, Series A-2 (RB)
	6.50%, 6/1/47	344,945
Pennsylvania: 0.9%
250,000	Pennsylvania State Higher Education (RB) (MBIA)
	4.50%, 4/1/36	202,680
Rhode Island: 1.0%
250,000	Rhode Island State Health & Education (RB) (FSA)
	5.00%, 5/15/32	218,478
Tennessee: 0.8%
250,000	Sumner County, Tennessee Health Educational
	& Housing Facilities Board (RB)
	5.50%, 11/1/37	177,780
Texas: 4.4%
250,000	Alamo, Texas Community College District
	(GO) (FGIC)
	4.50%, 8/15/33	207,898
250,000	Clear Creek, Texas Independent School District,
	Series A (GO) (PSF-GTD)
	4.375%, 2/15/26	218,867
250,000	Dallas, Texas Area Rapid Transportation
	Sales Tax, Senior Lien (RB)
	5.25%, 12/1/43	228,570
500,000	North Texas Thruway Authority (RB) (AGO)
	01/01/36	85,285
250,000	Tarrant Regional Water District (RB) (FGIC)
	5.00%, 3/1/27	229,832
		970,452
Virginia: 1.6%
250,000	Harrisonburg, Virginia Industrial Development
	Authority (RB) (AMBAC)
	4.50%, 8/15/36	189,603
195,000	Virginia College Building Authority, Regent
	University (RB)
	5.00%, 6/1/36	157,778
		347,381
Washington: 1.1%
250,000	Seattle, Washington Solid Waste (RB)
	5.00%, 2/1/29	238,647
Total Municipal Bonds
(Cost: $24,580,875)		$21,491,779

See Notes to Financial Statements

Long Municipal Index ETF Schedule of Investments - October 31, 2008 (unaudited) (continued)

Number
of Shares		Value
MONEY MARKET FUND: 4.6%
(Cost: $1,023,640)
1,023,640	Dreyfus Tax Exempt Cash Management
	Fund - Class B Shares	$1,023,640
Total Investments: 101.4%
(Cost: $25,604,515)		22,515,419
Liabilities in excess of other assets: (1.4)%		(318,143)
NET ASSETS: 100.0%		$22,197,276

Summary of	% of
Investments By Sector	Investments	Value
Civic Convention Center	1.0%	$220,677
Education	18.2	4,089,690
Electric	3.5	796,740
Hospital	11.6	2,607,293
Industrial Revenue	8.7	1,968,322
Lease	13.5	3,027,573
Public Improvement	5.9	1,332,306
Special Tax	4.8	1,087,802
Stadium Sports Complex	0.9	213,468
Transportation	12.3	2,778,677
Water & Sewerage	15.0	3,369,231
Money Market Fund	4.6	1,023,640
	100.0%	$22,515,419

_________________________________________
(A)  Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO — Assured Guaranty Ltd.
AMBAC — American Municipal Bond Assurance Corporation
CP — Certificate Participation
FGIC — Federal Guaranty Insurance Corporation
FSA — Federal Security Assurance
GO — General Obligation
MBIA — Municipal Bond Insurance Association
PSF-GTD — Public School Fund - Guaranteed
RB — Revenue Bond
R — Radian Insurance, Inc.

See Notes to Financial Statements

Short Municipal Index ETF Schedule of Investments - October 31, 2008 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.9%
Arizona: 7.6%
$375,000	Arizona State, Series A (CP)
	3.25%, 9/1/09	$378,491
525,000	Pheonix, Arizona, Civic Improvement Corp.
	(RB) (AMBAC)
	5.00%, 7/1/11	551,040
		929,531
California: 2.1%
250,000	California State Economic Recovery,
	Series A (GO)
	3.00%, 1/1/10	252,265
Colorado: 1.1%
125,000	Colorado State Department of Corrections
	(CP) (AMBAC)
	5.00%, 3/1/11	129,792
Connecticut: 1.1%
125,000	Waterbury, Connecticut, Series A (GO) (FSA)
	5.25%, 2/1/14	133,959
District Of Columbia: 1.1%
125,000	Washington, D.C., Metropolitan Area
	Transportaton Authority (RB) (MBIA)
	5.00%, 1/1/12	130,209
Florida: 2.0%
125,000	Hillsborough County, Florida, Individual
	Development (RB) (AMBAC)
	5.00%, 12/1/34	249,907
Illinois: 4.3%
125,000	Chicago, Illinois, Board of Education,
	Series A (GO) (MBIA)
	5.25%, 12/1/13	134,220
125,000	Chicago, Illinois, O’Hare International Airport,
	Series A (RB) (FSA)
	5.00%, 1/1/14	128,535
125,000	Chicago, Illinois, Transportation Authority,
	Section 5307-B (RB) (AMBAC)
	5.00%, 6/1/11	129,789
125,000	Metropolitan Pier & Exposition Authority
	(RB) (MBIA)
	5.25%, 6/15/09	127,499
		520,043
Indiana: 2.0%
250,000	Indiana State Financing Authority,
	Group E-8 (RB)
	3.50%, 11/15/36	250,535
Kentucky: 0.8%
100,000	Kentucky State Property & Buildings
	Commission (RB) (FGIC)
	5.00%, 11/1/11	104,424
Louisiana: 2.4%
300,000	Louisiana State Citizen’s Property Insurance
	Corp., Series B (RB) (AMBAC)
	5.25%, 6/1/14	299,415
Massachusetts: 4.4%
500,000	Massachusetts State Special Obligation
	Dedicated Tax (RB) (FGIC)
	5.25%, 1/1/28	535,320
Michigan: 6.5%
125,000	Detroit, Michigan, Water Supply System,
	Series D (RB) (FSA)
	5.00%, 7/1/13	131,067
250,000	Michigan Municipal Bond Authority, School
	District, City of Detroit (RB) (FSA)
	5.00%, 6/1/13	264,735
125,000	Michigan State Building Authority,
	Series I (RB) (FSA)
	5.25%, 10/15/12	131,391
250,000	Michigan State Building Authority,
	Series I (RB) (FSA)
	5.25%, 10/15/13	262,973
		790,166
New Jersey: 4.4%
250,000	New Jersey Economic Authority, Series A (RB)
	6.375%, 4/1/31	285,433
250,000	New Jersey State Turnpike Authority,
	Series A (RB) (AMBAC)
	3.15%, 1/1/35	251,095
		536,528
New York: 20.2%
500,000	Erie City, New York Individual
	Development Agency (RB) (FSA)
	5.00%, 5/1/12	520,590
125,000	Long Island Power Authority Electric System,
	Series 2006F (RB) (MBIA)
	5.00%, 5/1/11	129,976
250,000	Metropolitan Transit Authority, Series A (RB)
	4.00%, 11/15/09	254,368
250,000	Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/15/27	255,678
125,000	New York City, Series I (GO)
	5.00%, 8/1/13	129,575
250,000	New York City, Individual Development Agency,
	Civic Facility (RB) (FSA)
	5.00%, 11/15/11	265,038
240,000	New York City, Individual Development Agency,
	Yankee Stadium (RB) (MBIA)
	5.00%, 3/1/14	253,154
500,000	New York City, Transitional Financing Authority,
	Sub Series A-1 (RB)
	5.00%, 8/1/13	529,325
125,000	New York State Thruway Authority,
	2nd Generation Highway & Bridges,
	Series A (RB)
	5.00%, 4/1/13	131,702
		2,469,406
Puerto Rico: 1.7%
200,000	Puerto Rico Electric Power Authority,
	Series SS (RB) (MBIA)
	5.00%, 7/1/14	202,640

See Notes to Financial Statements

Short Municipal Index ETF Schedule of Investments - October 31, 2008 (unaudited) (continued)

Principal
Amount		Value
Tennessee: 2.2%
$250,000	Memphis, Tennessee Electric System,
	Sub Series A (RB) (MBIA)
	5.00%, 12/1/12	$263,528
Texas: 13.4%
250,000	Dallas, Texas (GO)
	5.00%, 2/15/10	258,282
125,000	Lewisville, Texas Independent School District
	(GO) (FGIC)
	4.00%, 8/15/10	127,274
250,000	North East Independent School District
	(GO) (PSF-GTD)
	5.00%, 8/1/33	268,927
325,000	North Texas Thruway Authority, Series G (RB)
	5.00%, 1/1/38	326,827
125,000	Texas State Transportation Commission,
	First Tier (RB)
	4.00%, 4/1/13	127,425
500,000	University of Texas Revenue Financing System,
	Series D (RB)
	5.00%, 8/15/34	528,710
		1,637,445
Virginia: 9.8%
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/1/13	134,122
500,000	Virginia College Building Authority (RB)
	5.00%, 9/1/13	532,305
500,000	Virginia Commonwealth Transportation Board,
	Federal Highway (RB)
	5.00%, 10/1/13	532,595
		1,199,022
Washington: 1.1%
125,000	Grant County, Washington, Public Utility
	District No. 2, Series H (RB) (FSA)
	5.00%, 1/1/11	129,460
West Virginia: 4.3%
500,000	West Virginia State School Building (RB) (MBIA)
	5.25%, 1/1/13	531,950
Wisconsin: 6.4%
500,000	Milwaukee, Wisconsin, Promissory Note,
	Series N-1 (GO) (AMBAC)
	5.00%, 2/15/11	523,525
250,000	Wisconsin State, Series I (GO) (MBIA)
	5.00%, 5/1/13	264,175
		787,700
Total Municipal Bonds
(Cost: $12,273,647)		12,083,245
Total Investments: 98.9%
(Cost: $12,273,647)		12,083,245
Other assets less liabilities: 1.1%		132,111
NET ASSETS: 100.0%		$12,215,356

Summary of	% of
Investments By Sector	Investments	Value
Civic Convention Center	2.3%	$265,038
Education	24.1	2,908,711
Electric	4.0	466,168
Government Public Building	2.3	262,973
Hospital	2.2	250,535
Lease	6.4	744,098
Pollution Control	2.2	249,907
Power Plant	2.3	259,436
Public Improvement	25.4	3,211,437
Special Tax	1.1	261,458
Stadium Sports Complex	2.2	253,154
Transportation	24.4	2,819,263
Water & Sewerage	1.1	131,067
	100.0%	$12,083,245

_________________________________________
(A)  Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC — American Municipal Bond Assurance Corporation
CP — Certificate Participant
FGIC — Federal Guaranty Insurance Corporation
FSA — Federal Security Assurance
GO — General Obligation
MBIA — Municipal Bond Insurance Association
PSF-GTD — Public School Fund - Guaranteed
RB — Revenue Bond
SAW — State Aid Withholding

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Assets and Liabilities - October 31, 2008 (unaudited)

	Intermediate	Long	Short
	Municipal Index ETF	Municipal Index ETF	Municipal Index ETF
Assets:
Investments, at value
(Cost $30,221,904, $25,604,515, $12,273,647)	$28,580,559	$22,515,419	$12,083,245
Receivables:
Investment securities sold	739,820	—	—
Interest	461,656	394,233	165,059
Due from Adviser	4,597	13,487	8,507
Prepaid expenses	526	527	526
Total assets	29,787,158	22,923,666	12,257,337

Liabilities:
Payables:
Investment securities puchased	499,955	456,031	—
Due to custodian	—	241,416	15,704
Deferred Trustee fees	226	209	64
Capital shares redeemed	7,606	—	—
Due to Advisor	—	—	2,576
Accrued expenses	33,578	28,734	23,637
Total liabilities	541,365	726,390	41,981
Net Assets	$29,245,793	$22,197,276	$12,215,356
Shares outstanding	1,500,000	1,350,000	750,000
Net asset value, redemption and offering price per share	$19.50	$16.44	$16.29
Net Assets consist of:
Aggregate paid in capital	$30,850,912	$25,785,078	$12,383,292
Unrealized depreciation of investments	(1,641,390)	(3,089,096)	(190,402)
Undistributed net investment income	88,910	104,021	25,491
Accumulated net realized loss	(52,639)	(602,727)	(3,025)
	$29,245,793	$22,197,276	$12,215,356

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Operations - Six Months Ended October 31, 2008 (unaudited)

	Intermediate	Long	Short
	Municipal Index ETF	Municipal Index ETF	Municipal Index ETF
Income:
Interest	$466,961	$596,869	$110,684
Expenses:
Management fees	28,767	29,151	9,085
Professional fees	17,420	18,016	18,069
Insurance	268	268	268
Indicative optimized portfolio value fees	7,477	5,507	7,597
Fund accounting fees	3,445	3,269	1,997
Registration fees	3,552	660	1,680
Reports to shareholders	1,991	2,115	1,132
Custodian fees	779	527	361
Trustees’ fees and expenses.	265	265	265
Transfer agent fees	159	159	167
Other	2,276	2,689	2,036
Total expenses	66,399	62,626	42,657
Waiver of management fees	(28,767)	(29,151)	(9,085)
Expenses assumed by the Adviser	(14,619)	(5,565)	(27,773)
Net expenses	23,013	27,910	5,799
Net investment income	443,948	568,959	104,885

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(51,748)	(603,978)	6,985
Net change in unrealized appreciation (depreciation)
of investments	(1,475,434)	(3,017,186)	(175,632)
Net realized and unrealized loss on investments	(1,527,182)	(3,621,164)	(168,647)
Net Decrease in Net Assets Resulting from Operations	$(1,083,234)	$(3,052,205)	$(63,762)

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Changes in Net Assets

	Intermediate Municipal Index ETF		Long Municipal Index ETF		Short Municipal Index ETF
		For the Period				For the Period
	Six Months	December 4,	Six Months	For the Period	Six Months	February 22,
	Ended	2007*	Ended	January 2, 2008*	Ended	2008*
	October 31,	through	October 31	through	October 3	through
	2008	April 30, 2008	2008	April 30, 2008	2008	April 30, 2008
	(unaudited)		(unaudited)		(unaudited)
Operations:
Net investment income	$443,948	$150,867	$568,959	$205,263	$104,885	$23,706
Net realized gain (loss) on investments sold	(51,748)	(891)	(603,978)	—	6,985	(10,010)
Net change in unrealized appreciation
(depreciation) of investments	(1,475,434)	(165,956)	(3,017,186)	(71,910)	(175,632)	(14,770)
Net increase (decrease) in net assets
resulting from operations	(1,083,234)	(15,980)	(3,052,205)	133,353	(63,762)	(1,074)
Dividends to shareholders from:
Net investment income	(376,950)	(128,955)	(533,250)	(135,700)	(82,500)	(20,600)
Share transactions:**
Proceeds from sale of shares	15,232,588	15,618,324	1,640,366	24,144,712	7,420,030	4,963,262
Increase in net assets resulting from
share transactions	15,232,588	15,618,324	1,640,366	24,144,712	7,420,030	4,963,262
Total increase (decrease) in net assets.	13,772,404	15,473,389	(1,945,089)	24,142,365	7,273,768	4,941,588
Net Assets, beginning of period	15,473,389	—	24,142,365	—	4,941,588	—

Net Assets, end of period***	$29,245,793	$15,473,389	$22,197,276	$24,142,365	$12,215,356	$4,941,588
*** Including undistributed net investment
income	$88,910	$21,912	$104,021	$68,312	$25,491	$3,106
** Shares of Common Stock Issued
Shares sold	1,350,000	150,000	1,100,000	250,000	650,000	100,000
Net increase	1,350,000	150,000	1,100,000	250,000	650,000	100,000

* Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Financial Highlights

For a share outstanding throughout the period:#
	Intermediate Municipal Index ETF				Long Municipal Index ETF				Short Municipal Index ETF
			For the Period								For the Period
	Six Months		December 4,		Six Months		For the Period		Six Months		February 22,
	Ended		2007*		Ended		January 2, 2008*		Ended		2008*
	October 31,		through		October 31,		through		October 31,		through
	2008		April 30, 2008		2008		April 30, 2008		2008		April 30, 2008
	(unaudited)				(unaudited)				(unaudited)

Net Asset Value, Beginning of Period	$20.63		$20.80		$19.31		$20.00		$16.47		$16.53
Income from Investment Operations:
Net Investment Income	0.37		0.29		0.50		0.24		0.20		0.08
Net Realized and Unrealized Loss on Investments	(1.16)		(0.20)		(2.94)		(0.72)		(0.18)		(0.07)
Total from Investment Operations.	(0.79)		0.09		(2.44)		(0.48)		0.02		0.01
Less Dividends from:
Net Investment Income.	(0.34)		(0.26)		(0.43)		(0.21)		(0.20)		(0.07)
Total Dividends	(0.34)		(0.26)		(0.43)		(0.21)		(0.20)		(0.07)
Net Asset Value, End of Period	$19.50		$20.63		$16.44		$19.31		$16.29		$16.47
Total Return (a)	(3.89	)%(c)	0.43	%(c)	(12.90	)%(c)	(2.42	)%(c)	0.12	%(c)	0.07	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$29,246		$15,473		$22,197		$24,142		$12,215		$4,942
Ratio of Gross Expenses to Average Net Assets	0.57	%(b)	1.60	%(b)	0.54	%(b)	1.47	%(b)	1.17	%(b)	5.85	%(b)
Ratio of Net Expenses to Average Net Assets.	0.20	%(b)	0.20	%(b)	0.24	%(b)	0.24	%(b)	0.16	%(b)	0.16	%(b)
Ratio of Net Investment Income to Average Net Assets	3.83	%(b)	3.53	%(b)	4.88	%(b)	4.48	%(b)	2.87	%(b)	2.70	%(b)
Portfolio Turnover Rate	3%		0%		8%		0%		13%		55%

(a)	Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption or sale of Fund shares.
(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.
On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect tothe stock split.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

Notes to Financial Statements
October 31, 2008 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2008, offers sixteen (16) investment portfolios, each of which represents a separate series of the Trust (each a “Fund” and together the “Funds”).

These financial statements relate only to Market Vectors–Intermediate Municipal Index ETF (“Intermediate”), Market Vectors–Long Municipal Index ETF (“Long”), and Market Vectors–Short Municipal Index ETF (“Short”). Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds expect to use a sampling approach in seeking to achieve its objective. Sampling means that the Adviser uses quantitative analysis to select municipal bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index
Intermediate	December 4, 2007	Lehman Brothers AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Lehman Brothers AMT-Free Long Continuous Municipal Index
Short	February 22, 2008	Lehman Brothers AMT-Free Short Continuous Municipal Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—Each Fund’s portfolio securities (except for short- term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax- exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of October 31, 2008 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Market
	Quoted	Observable	Unobservable	Value of
Fund	Prices	Inputs	Inputs	Investments
Intermediate	$46,227	$28,534,332	None	$28,580,559
Long	1,023,640	21,491,779	None	22,515,419
Short	None	12,083,245	None	12,083,245

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

D.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums are accreted to interest income over the lives of the respective investments.

E.	Use of Derivative Instruments

Option Contracts—Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at October 31, 2008.

Futures—Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at October 31, 2008.

Swaps—Each Fund may enter into swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying

Market Vectors ETF Trust

Notes to Financial Statements (unaudited) (continued)

instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued income. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At October 31, 2008, the Funds had no outstanding swaps.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.25% of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2009, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the six months ended October 31, 2008, are as follows:

		Management	Expenses
	Expense	Fees Waived	Assumed
Fund	Cap	by Adviser	by the Adviser
Intermediate	0.20%	$28,767	$14,619
Long	0.24%	29,151	5,565
Short	0.16%	9,085	27,773

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the six months ended October 31, 2008, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations were as follows:

		Proceeds
	Cost of	from
	Investments	Investments
Fund	Purchased	Sold
Intermediate	$15,650,724	$739,820
Long	4,014,351	2,668,600
Short	8,382,440	952,000

Note 5—Income Taxes—As of October 31, 2008, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

				Net
		Gross	Gross	Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Intermediate	$30,221,904	$6,830	$1,648,220	$(1,641,390)
Long	25,603,264	97,132	3,184,977	(3,087,845)
Short	12,273,647	2,773	193,175	(190,402)

The tax character of dividends paid to shareholders during the six months ended October 31, 2008 and the period ending April 30, 2008, was income exempt from Federal income taxes.

	Tax-Exempt Dividends
Fund	October 31, 2008	April 30, 2008
Intermediate	$376,950	$128,955
Long	533,250	135,700
Short	82,500	20,600

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how certain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax year ended April 30, 2008). The Funds adopted the provisions of FIN 48, evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6—Capital Share Transactions—As of October 31, 2008, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by the Funds only in Creation Units consisting of 100,000 shares or multiples thereof. The Funds generally issue and redeem Creation Units only in-kind in exchange for cash, or a portfolio of fixed income securities included in each respective bench mark index and a relatively small cash payment. The portfolio of securities required for purchase of Creation Units may differ from the portfolio of securities the Fund will deliver upon redemption of Fund shares. For the six months ended October 31, 2008, the Trust had only cash contributions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select municipal bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issues, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statement of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Name Change and Stock Split—On October 24, 2008, the names of the Funds were changed as follows:

Former Name	New Name
Market Vectors–Lehman Brothers
AMT-Free Long Municipal Index ETF	Market Vectors–Long Municipal Index ETF
Market Vectors–Lehman Brothers
AMT-Free Intermediate Municipal Index ETF	Market Vectors–Intermediate Municipal Index ETF
Market Vectors–Lehman Brothers
AMT-Free Short Municipal Index ETF	Market Vectors–Short Municipal Index ETF

The Lehman indexes group continues to provide the indexes underlying the Funds, and the investment objectives and policies of the Funds remain unchanged.

On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for each of the Funds. The stock splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one, and Short split its shares three-for-one.

The splits lowered the share price of the Funds by increasing the number of shares outstanding, but did not change the total value of shares outstanding. The expected primary benefit of this action was that lower share prices will make the Funds more accessible to investors.

Note 10—Regulatory Matters—In July 2004, the Adviser received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff was considering

Market Vectors ETF Trust

recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers. Under SEC procedures, the Adviser has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for the Adviser’s response has been extended until further notice from the SEC and, to the best knowledge of the Adviser; no formal recommendation has been made to the SEC to date. There cannot be any assurance that, if the SEC were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined. The Board and the Adviser are currently working to resolve outstanding issues relating to these matters.

Note 11—Subsequent Events—The following dividends from net investment income were declared and paid subsequent to October 31, 2008:

		Record	Payable
Fund	Ex-Date	Date	Date	Per Share
Intermediate	11/3/08	11/5/08	11/7/08	$0.059
Long	11/3/08	11/5/08	11/7/08	$0.071
Short	11/3/08	11/5/08	11/7/08	$0.034

Intermediate	12/1/08	12/3/08	12/5/08	$0.073
Long	12/1/08	12/3/08	12/5/08	$0.067
Short	12/1/08	12/3/08	12/5/08	$0.045

Market Vectors ETF Trust

Approval of Management Agreement

At a meeting held on June 23, 2008 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Market Vectors—California Long Municipal Index ETF, Market Vectors—High Yield Municipal Index ETF, Market Vectors—Intermediate Municipal Index ETF, Market Vectors—Long Municipal Index ETF, Market Vectors—Massachusetts Municipal Index ETF, Market Vectors—New Jersey Municipal Index ETF, Market Vectors—New York Long Municipal Index ETF, Market Vectors—Ohio Municipal Index ETF, Market Vectors—Pennsylvania Municipal Index ETF and Market Vectors—Short Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF, Market Vectors—Lehman Brothers High Yield Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Massachusetts Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free New Jersey Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Ohio Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF, respectively) (the “ETFs”) through June 30, 2009. The Board’s approval of the continuation of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the Meeting and at prior meetings among themselves and with management and based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the administration of the Trust. The Trustees also considered the terms of, and scope of services the Adviser provided under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of the ETFs to the extent necessary to prevent the operating expenses of each ETF (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% (0.16% with respect to the Market Vectors—Short Municipal Index ETF, 0.20% with respect to the Market Vectors—Intermediate Municipal Index ETF and 0.35% with respect to the Market Vectors—High Yield Municipal Index ETF) of average daily net assets per year at least until September 1, 2009. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the service providers for the ETFs.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of the ETFs and from providing administrative services to the ETFs, and from an affiliate of the Adviser serving as distributor for the ETFs. The Trustees considered information provided by the Adviser about the overall profitability of the Adviser. The Trustees also considered the fact that the Adviser represented that it did not believe that economies of scale currently existed with respect to the ETFs and that the fees paid to the Adviser reflect economies of scale for the benefit of shareholders, to the extent such economics of scale existed. In this regard, the Trustees noted that the ETFs had only recently been launched and did not have at the time of the Meeting substantial assets or, with respect to Market Vectors—California Long Municipal Index ETF, Market Vectors—High Yield Municipal Index ETF, Market Vectors—Massachusetts Municipal Index ETF, Market Vectors—New Jersey Municipal Index ETF, Market Vectors—New York Long Municipal Index ETF, Market Vectors—Ohio Municipal Index ETF and Market Vectors—Pennsylvania Municipal Index ETF, had not yet commenced operations.

The Independent Trustees also met on June 2, 2008 and in executive session with their independent counsel as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the ETFs and each ETF’s shareholders.

* * *

Market Vectors ETF Trust

Other Information

On October 24, 2008, new Municipal Bond ETF names took effect: Market Vectors-California Long Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF), Market Vectors—High Yield Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers High Yield Municipal Index ETF), Market Vectors—Intermediate Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF), Market Vectors—Long Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF), Market Vectors—Massachusetts Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free Massachusetts Municipal Index ETF), Market Vectors—New Jersey Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free New Jersey Municipal Index ETF), Market Vectors—New York Long Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF), Market Vectors—Ohio Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free Ohio Municipal Index ETF), Market Vectors—Pennsylvania Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF) and Market Vectors—Short Municipal Index ETF (formerly known as Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF).

On October 24, 2008, Municipal Bond ETF share splits of 5-for1 in Market Vectors-Intermediate Municipal Index ETF and Market Vectors-Long Municipal Index ETF and 3-for1 in Market Vectors-Short Municipal Index ETF took effect.

* * *

On November 21, 2008, the Funds transferred their primary listings to the NYSE Arca, Inc. and are no longer listed on the American Stock Exchange. All references to American Stock Exchange and Amex are hereby replaced with “NYSE Arca, Inc.” and “NYSE Arca,” respectively. These changes have no effect on the Funds’ investment objective and strategies.

No assurance can be given as to the continued listing of the shares of each Fund or the liquidity or trading market for the shares.

* * *

The Bank of New York has changed its name to “The Bank of New York Mellon.” All references to The Bank of New York are hereby replaced with “The Bank of New York Mellon (formerly known asThe Bank of New York).”

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers is provided in the Statement of Additional Information.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090 . The Funds’ complete schedules of portfolio holdings are also available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |335 Madison Avenue | New York, NY 10017 | www.vaneck.com
Account Assistance: 1.888. MKT.VCTR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors-Intermediate Municipal Index ETF, Long Municipal
     Index ETF and Short Municipal Index ETF disclosure controls and procedures
     (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date January 7, 2009
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date January 7, 2009
     ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date January 7, 2009
     ---------------